Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Consolidated Statements of Income [Abstract]
Net sales	$ 10,071	$ 10,410
Costs and expenses:
Cost of goods sold	8,055	8,372
Selling, general and administrative	784	776
Amortization of intangibles	186	192
Business consolidation and other activities	160	78
Operating income	886	992
Other expense	24	33
Interest expense	307	307
Income from continuing operations before income taxes	555	652
Income tax expense	84	102
Income from continuing operations	471	550
Discontinued operations
Income from discontinued operations	56	90
Income tax expense	11	31
Net Income on discontinued operations	45	59
Net income	$ 516	$ 609
Basic earnings per share:
Continuing operations	$ 409.00	$ 458
Discontinued operations	39	49
Net income	4.48	5.07
Diluted earnings per share:
Continuing operations	4	4.47
Discontinued operations	0.38	0.48
Net income	$ 4.38	$ 4.95